Condensed Parent Company Only Financial Statements - Summary of Condensed Balance Sheets (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2003
Assets:
Cash and due from banks	$ 46,926,000	$ 34,389,000
Total assets	903,154,000	935,785,000
Liabilities and equity Liabilities
Dividends payable - common	287,000	301,000
Subordinated debentures	10,310,000	10,310,000			$ 10,310,000
Total liabilities	$ 815,524,000	$ 837,383,000
Equity:
Preferred stock
Common stock	$ 79,000	$ 79,000
Additional paid-in capital	58,604,000	58,466,000
Retained earnings	47,124,000	45,729,000
Treasury stock	(13,471,000)	(9,429,000)
Accumulated other comprehensive income	2,474,000	3,557,000
Total stockholders' equity	87,630,000	98,402,000	$ 95,717,000	$ 104,999,000
Total liabilities and equity	903,154,000	935,785,000
Common Stock [Member]
Equity:
Total stockholders' equity	79,000	79,000	$ 79,000	$ 79,000
HopFed [Member]
Assets:
Cash and due from banks	2,087,000	2,932,000
Investment in subsidiary	95,804,000	106,088,000
Prepaid expenses and other assets	490,000	534,000
Total assets	98,381,000	109,554,000
Liabilities and equity Liabilities
Unrealized loss on derivative		390,000
Dividends payable - common	287,000	301,000
Interest payable	89,000	87,000
Other liabilities	65,000	64,000
Subordinated debentures	10,310,000	10,310,000
Total liabilities	$ 10,751,000	$ 11,152,000
Equity:
Preferred stock
Common stock	$ 79,000	$ 79,000
Additional paid-in capital	58,604,000	58,466,000
Retained earnings	47,124,000	45,729,000
Unearned ESOP shares	(7,180,000)
Accumulated other comprehensive income	2,474,000	3,557,000
Total stockholders' equity	87,630,000	98,402,000
Total liabilities and equity	98,381,000	109,554,000
HopFed [Member] | Common Stock [Member]
Equity:
Treasury stock	$ (13,471,000)	$ (9,429,000)